Equity - Ecopetrol Business Groups reserves (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Equity
Equity reserves	$ 24,156,407	$ 17,922,725
Legal reserve
Equity
Equity reserves	11,654,095	9,747,885
Fiscal and statutory reserves
Equity
Equity reserves	509,082	509,082
Occasional reserves
Equity
Equity reserves	$ 11,993,230	$ 7,665,758